Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Philotimo Focused Growth and Income Fund
Shareholder Report [Line Items]
Fund Name	Philotimo Focused Growth and Income Fund
Class Name	Philotimo Focused Growth and Income Fund
Trading Symbol	PHLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	theworldfundstrust.com/funds/Philotimo/Philotimo.php
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund had several large positions that drove alpha during the reporting period. EZCORP, Inc. (EZPW), The RealReal, Inc. (REAL), and Outdoor Holding Company (POWW) increased meaningfully, which contributed to our performance. Most recently, fixed income has underperformed, which has been a drag on returns, along with Software Co’s in general.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception (8/20/2021)
Philotimo Focused Growth and Income Fund	19.65%	5.16%
Russell 3000® Index	18.09%	9.60%
Russell 2000® Index	25.72%	4.56%

Performance Inception Date	Aug. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit theworldfundstrust.com/funds/Philotimo/Philotimo.php for more recent performance information.
Net Assets	$ 112,265,692
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 1,133,640
Investment Company, Portfolio Turnover	107.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$112,265,692
Number of Holdings	43
Total Net Advisory Fee	$1,133,640
Portfolio Turnover Rate	107.05%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
AMMO, Inc.	7.16%
Allot Ltd.	7.12%
Compass, Inc.	6.51%
Barnes & Noble Education, Inc.	5.90%
Inspired Entertainment, Inc.	4.45%
Six Flags Entertainment Corp.	4.44%
The Lovesac Co.	4.20%
The RealReal, Inc.	4.05%
1stdibs.com, Inc.	3.88%
Peloton Interactive, Inc.	3.82%